Trade and other payables (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Suppliers	$ 13,704,819	$ 15,034,677
Dividends payable (1)	668,383	392,346
Withholding tax	2,099,847	1,896,128
Partner's advances	1,270,721	1,164,197
Insurance and reinsurance	274,739	330,363
Deposits received from third parties	180,065	162,338
Related parties (Note 30)	64,766	67,879
Agreements in transport contracts	38,920	115,526
Various creditors (2)	589,174	774,250
Total trade and other current payables	18,891,434	19,937,704
Non-current
Suppliers	8	28,425
Deposits received from third parties	3,673	331
Various creditors	23,599	28,300
Total trade and other non-current payables	$ 27,280	$ 57,056